Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000190626 [Member] | Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000190626 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190626 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000190626 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000190626 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000190626 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000190626 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000190626 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000190626 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000190626 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000190626 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.73%
C000006363 [Member] | Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006363 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006363 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006363 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006363 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000006363 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006363 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006363 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000006363 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000006363 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.73%
C000006362 [Member] | Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006362 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006362 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006362 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006362 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000006362 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006362 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006362 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000006362 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000006362 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.73%
C000006361 [Member] | Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006361 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006361 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006361 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006361 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000006361 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006361 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006361 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000006361 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000006361 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.73%
C000006359 [Member] | Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006359 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006359 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006359 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006359 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000006359 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006359 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006359 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000006359 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000006359 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006359 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.73%
C000212989 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000212989 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.87%
C000212989 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000212989 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000212989 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
C000212989 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000212989 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000212989 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000212989 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000212989 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212989 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000212989 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212989 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000212988 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000212988 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.87%
C000212988 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000212988 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000212988 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.87%
C000212988 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000212988 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000212988 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000212988 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000212988 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212988 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000212988 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212988 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%